5. Loans and Allowance for Loan Losses, Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 30, 2014
Recorded Investment [Abstract]
With No Related Allowance	$ 16,863	$ 22,065
With Related Allowance	7,098	7,895
Unpaid Principal Balance [Abstract]
With No Related Allowance	16,863	22,269
With Related Allowance	7,098	7,895
Related Allowance	1,937	1,806
Average Recorded Investment [Abstract]
With No Related Allowance	19,466		$ 21,354
With Related Allowance	7,498		10,282
Interest Income Recognized [Abstract]
With No Related Allowance	602		679
With Related Allowance	216		$ 261
Real Estate Secured [Member] | Residential 1-4 family [Member]
Recorded Investment [Abstract]
With No Related Allowance	7,078	7,988
With Related Allowance	1,846	3,148
Unpaid Principal Balance [Abstract]
With No Related Allowance	7,078	7,988
With Related Allowance	1,846	3,148
Related Allowance	249	586
Average Recorded Investment [Abstract]
With No Related Allowance	7,533	7,015
With Related Allowance	2,497	3,087
Interest Income Recognized [Abstract]
With No Related Allowance	247	256
With Related Allowance	93	125
Real Estate Secured [Member] | Equity Line of Credit [Member]
Recorded Investment [Abstract]
With No Related Allowance	51	24
With Related Allowance	0	0
Unpaid Principal Balance [Abstract]
With No Related Allowance	51	24
With Related Allowance	0	0
Related Allowance	0	0
Average Recorded Investment [Abstract]
With No Related Allowance	38	194
With Related Allowance	0	19
Interest Income Recognized [Abstract]
With No Related Allowance	2	1
With Related Allowance	0	0
Real Estate Secured [Member] | Multi Family [Member]
Recorded Investment [Abstract]
With No Related Allowance	1,021	1,252
With Related Allowance	0	0
Unpaid Principal Balance [Abstract]
With No Related Allowance	1,021	1,252
With Related Allowance	0	0
Related Allowance	0	0
Average Recorded Investment [Abstract]
With No Related Allowance	1,137	626
With Related Allowance	0	0
Interest Income Recognized [Abstract]
With No Related Allowance	60	21
With Related Allowance	0	0
Real Estate Secured [Member] | Farmland [Member]
Recorded Investment [Abstract]
With No Related Allowance	816	842
With Related Allowance	0	0
Unpaid Principal Balance [Abstract]
With No Related Allowance	816	842
With Related Allowance	0	0
Related Allowance	0	0
Average Recorded Investment [Abstract]
With No Related Allowance	829	663
With Related Allowance	0	100
Interest Income Recognized [Abstract]
With No Related Allowance	38	32
With Related Allowance	0	0
Real Estate Secured [Member] | Construction and Land Loans [Member]
Recorded Investment [Abstract]
With No Related Allowance	1,547	1,738
With Related Allowance	446	366
Unpaid Principal Balance [Abstract]
With No Related Allowance	1,547	1,738
With Related Allowance	446	366
Related Allowance	32	20
Average Recorded Investment [Abstract]
With No Related Allowance	1,643	1,716
With Related Allowance	406	183
Interest Income Recognized [Abstract]
With No Related Allowance	92	64
With Related Allowance	25	13
Real Estate Secured [Member] | Commercial, Owner Occupied [Member]
Recorded Investment [Abstract]
With No Related Allowance	5,569	9,188
With Related Allowance	2,119	1,403
Unpaid Principal Balance [Abstract]
With No Related Allowance	5,569	9,392
With Related Allowance	2,119	1,403
Related Allowance	799	143
Average Recorded Investment [Abstract]
With No Related Allowance	7,379	7,291
With Related Allowance	1,761	2,466
Interest Income Recognized [Abstract]
With No Related Allowance	132	262
With Related Allowance	9	56
Real Estate Secured [Member] | Commercial, Non owner Occupied [Member]
Recorded Investment [Abstract]
With No Related Allowance	0	0
With Related Allowance	1,885	1,916
Unpaid Principal Balance [Abstract]
With No Related Allowance	0	0
With Related Allowance	1,885	1,916
Related Allowance	290	322
Average Recorded Investment [Abstract]
With No Related Allowance	0	3,227
With Related Allowance	1,901	3,249
Interest Income Recognized [Abstract]
With No Related Allowance	0	0
With Related Allowance	56	31
Real Estate Secured [Member] | Second Mortgage [Member]
Recorded Investment [Abstract]
With No Related Allowance	398	618
With Related Allowance	18	0
Unpaid Principal Balance [Abstract]
With No Related Allowance	398	618
With Related Allowance	18	0
Related Allowance	10	0
Average Recorded Investment [Abstract]
With No Related Allowance	508	340
With Related Allowance	9	28
Interest Income Recognized [Abstract]
With No Related Allowance	14	20
With Related Allowance	1	0
Non Real Estate Secured [Member] | Personal [Member]
Recorded Investment [Abstract]
With No Related Allowance	68	54
With Related Allowance	114	253
Unpaid Principal Balance [Abstract]
With No Related Allowance	68	54
With Related Allowance	114	253
Related Allowance	45	188
Average Recorded Investment [Abstract]
With No Related Allowance	61	53
With Related Allowance	184	193
Interest Income Recognized [Abstract]
With No Related Allowance	4	3
With Related Allowance	4	7
Non Real Estate Secured [Member] | Commercial Loan [Member]
Recorded Investment [Abstract]
With No Related Allowance	315	361
With Related Allowance	670	802
Unpaid Principal Balance [Abstract]
With No Related Allowance	315	361
With Related Allowance	670	802
Related Allowance	512	540
Average Recorded Investment [Abstract]
With No Related Allowance	338	229
With Related Allowance	736	863
Interest Income Recognized [Abstract]
With No Related Allowance	13	20
With Related Allowance	28	28
Non Real Estate Secured [Member] | Agricultural [Member]
Recorded Investment [Abstract]
With No Related Allowance	0	0
With Related Allowance	0	7
Unpaid Principal Balance [Abstract]
With No Related Allowance	0	0
With Related Allowance	0	7
Related Allowance	0	7
Average Recorded Investment [Abstract]
With No Related Allowance	0	0
With Related Allowance	4	94
Interest Income Recognized [Abstract]
With No Related Allowance	0	0
With Related Allowance	$ 0	$ 1